TANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Disclosure of Detailed Information About Tangible Assets

Figures in millions	Mine development costs	Mine infra- structure	Mineral rights and dumps	Exploration and evaluation assets	Assets under construction	Land and buildings(2)	Total
US Dollars

Cost
Balance at 1 January 2019	5,674	4,212	888	4	512	77	11,367
Additions
- project capital	43	—	—	1	281	14	339
- stay-in-business capital	208	25	1	2	188	—	424
Finance costs capitalised(3)	—	—	—	—	6	—	6
Disposals	(1)	(16)	—	—	—	—	(17)
Transfers and other movements(1)	(259)	219	1	—	(489)	(16)	(544)
Transfer to assets and liabilities held for sale	(660)	(663)	(9)	—	(90)	(9)	(1,431)
Translation	(4)	(1)	—	—	(3)	—	(8)
Balance at 31 December 2019	5,001	3,776	881	7	405	66	10,136

Accumulated amortisation and impairments
Balance at 1 January 2019	4,184	2,911	849	3	27	12	7,986
Amortisation for the year	392	215	1	1	—	—	609
Impairment and derecognition of assets (4)	243	172	—	—	90	—	505
Disposals	(1)	(15)	—	—	—	—	(16)
Transfers and other movements(1)	(455)	(53)	1	—	(3)	(12)	(522)
Transfer to assets and liabilities held for sale	(488)	(422)	(5)	—	(88)	—	(1,003)
Translation	(9)	(5)	—	—	(1)	—	(15)
Balance at 31 December 2019	3,866	2,803	846	4	25	—	7,544
Net book value at 31 December 2019	1,135	973	35	3	380	66	2,592

Cost
Balance at 1 January 2020	5,001	3,776	881	7	405	66	10,136
Additions
- project capital	64	—	—	1	246	20	331
- stay-in-business capital	180	8	1	—	179	2	370
Finance costs capitalised(3)	—	—	—	—	17	—	17
Disposals	(1)	(26)	—	—	—	—	(27)
Transfers and other movements(1)	(1,076)	186	(699)	2	(320)	24	(1,883)
Translation	157	9	5	(1)	6	—	176
Balance at 31 December 2020	4,325	3,953	188	9	533	112	9,120

Accumulated amortisation and impairments
Balance at 1 January 2020	3,866	2,803	846	4	25	—	7,544
Amortisation for the year	345	179	5	1	—	—	530
Disposals	(1)	(25)	—	—	—	—	(26)
Transfers and other movements(1)	(1,208)	(33)	(699)	—	—	—	(1,940)
Translation	117	6	4	—	1	—	128
Balance at 31 December 2020	3,119	2,930	156	5	26	—	6,236
Net book value at 31 December 2020	1,206	1,023	32	4	507	112	2,884

Figures in millions	Mine development costs	Mine infra- structure	Mineral rights and dumps	Exploration and evaluation assets	Assets under construction	Land and buildings(2)	Total

US Dollars
Cost
Balance at 1 January 2021	4,325	3,953	188	9	533	112	9,120
Additions
- project capital	68	—	—	5	300	19	392
- stay-in-business capital	274	17	—	—	344	—	635
Finance costs capitalised (3)	—	—	—	—	14	—	14
Disposals	(2)	(23)	—	—	—	(5)	(30)
Transfers and other movements(1)	140	(207)	—	(2)	(320)	—	(389)
Translation	(107)	(6)	(3)	—	(5)	—	(121)
Balance at 31 December 2021	4,698	3,734	185	12	866	126	9,621

Accumulated amortisation and impairments
Balance at 1 January 2020	3,119	2,930	156	5	26	—	6,236
Amortisation for the year	243	166	6	2	—	—	417
Impairment and derecognition of assets(4)	—	6	—	—	—	—	6
Disposals	(1)	(22)	—	—	—	—	(23)
Transfers and other movements(1)	(79)	(311)	—	—	—	—	(390)
Translation	(78)	(4)	(3)	—	—	—	(85)
Balance at 31 December 2021	3,204	2,765	159	7	26	—	6,161
Net book value at 31 December 2021	1,494	969	26	5	840	126	3,460
(1)Transfers and other movements include amounts from deferred stripping, changes in estimates of decommissioning assets, asset reclassifications, derecognition of assets and initial recognition of joint operation share of property, plant and equipment.
(2)Assets of $6m (2020: $7m; 2019: $9m) have been pledged as security.
(3)The weighted average capitalisation rate used to determine the amount of borrowing costs eligible for capitalisation was 4.96% (2020: 4.52%; 2019: 5.60%)
(4)Impairment of assets is assessed as follows:

Disclosure of Impairments and Derecognitions of Tangible Assets	For the year ended 31 December, impairments and derecognitions of tangible assets were recognised for the following cash generating units (CGUs):

Figures in millions - US Dollars	2021
Obuasi	4
Gramalote	1
Corporate	1
6

Disclosure of Impairment of Cash Generating Units
Based on an analysis carried out by the group in 2021, the carrying value and value in use of the most sensitive CGU are:

Figures in millions - US Dollars	Carrying value	Value in use
AngloGold Ashanti Mineração (1)	349	418

(1) It is estimated that a decrease of the long-term real gold price of $1,599/oz by 3%, would cause the recoverable amount of AngloGold Ashanti Mineração to equal its carrying amount using a real pre-tax weighted average cost of capital (WACC) discounted rate of 9.0% (2020: 11.0%). The sensitivity analysis has been provided on the basis that the key assumption changes without a change in the other assumptions. However, for a change in each of the assumptions used, it is impracticable to disclose the consequential effect of changes on the other variables used to measure the recoverable amount because these assumptions and others used in impairment testing are inextricably linked.